Taxation	12 Months Ended
Dec. 31, 2025
Taxation [Abstract]
Taxation

9. Taxation

(a) Sales tax

Pursuant to the PRC Value-added Tax Law and its implementation rules, the Company’s subsidiaries and VIEs are generally subject to value-added tax at a rate of 6% from revenues earned from services provided, 13% from sales of general goods or 9% from sales of electronic publications.

The Group is also subject to cultural development fee on the provision of advertising services in China. The applicable tax rate is 3% of the advertising revenue and subject to a 50% reduction for the period from July 1, 2019 to December 31, 2027.

(b) Income tax

For the year ended December 31, 2025, income before tax amounted to RMB128,535 in mainland China, and loss before tax amounted to RMB14,904 in jurisdictions outside mainland China.

Composition of income tax

For the year ended December 31, 2025, income tax expenses amounted to RMB15,416 and RMB1,173 in mainland China and jurisdictions outside mainland China, respectively.

The following table presents the composition of income tax expenses for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Current income tax expenses	11,089	6,009	25,547
Deferred income tax benefit	—	—	(8,958)
Income tax expenses	11,089	6,009	16,589

9. Taxation (Continued)

(b) Income tax (Continued)

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain. Additionally, upon payments of dividends by the Company in the Cayman Islands to their shareholders, no Cayman Islands withholding tax will be imposed.

Hong Kong

The subsidiaries incorporated in Hong Kong were subject to Hong Kong two-tiered profits tax regime, under which the tax rate is 8.25% for assessable profits on the first HK$2 million and 16.5% for any assessable profits in excess of HK$2 million. The payments of dividends to their shareholders are not subject to withholding tax in Hong Kong.

China

Under the PRC Enterprise Income Tax Law, or EIT Law, the standard enterprise income tax rate (“EIT rate”) is 25%. Entities qualifying as High and New Technology Enterprises (“HNTE”) qualify for a preferential tax rate of 15% subject to a requirement that they re-apply for HNTE status every three years.

Youdao Information and Beijing Lingshi Ruifeng Education Technology Co., Ltd. were qualified as HNTEs and enjoyed a preferential tax rate of 15% for the years ended December 31, 2023, 2024 and 2025. Youdao Hangzhou was qualified as an HNTE and enjoyed a preferential tax rate of 15% for the years ended December 31, 2023 and 2024. As of December 31, 2025, the entities mentioned above were all in accumulative deficit position.

All other PRC incorporated entities of the Group were subject to a 25% income tax rate for all the periods presented.

The following table presents a reconciliation from the PRC statutory income tax rate of 25% where the Group primarily operates in to the effective income tax rate of the Group for the years ended December 31, 2023, 2024 and 2025:

	For the year ended December 31,
	2023	2024
Statutory income tax rate	25%	25%
Permanent differences	15%	(78%)
Tax difference of statutory rate in other jurisdictions	(2%)	10%
Tax effect of preferential tax treatment	(4%)	(27%)
Changes in valuation allowances	(36%)	77%
Effective income tax rate	(2%)	7%

9. Taxation (Continued)

(b) Income tax (Continued)

	For the year ended December 31, 2025
	Amount	Percent
PRC statutory income tax rate	28,408	25%
Foreign tax effects	4,900	4%
Hong Kong	(11,532)	(10)%
Changes in valuation allowances	(7,472)	(6)%
Statutory tax rate difference	(4,323)	(4)%
Nontaxable or nondeductible items	(860)	(1)%
Others	1,123	1%
Cayman	9,104	8%
Statutory tax rate difference	9,104	8%
Singapore	7,334	6%
Changes in valuation allowances	4,984	4%
Statutory tax rate difference	2,350	2%
Other foreign jurisdictions	(6)	0%
Changes in valuation allowances	48,534	43%
Nontaxable or nondeductible items	(65,253)	(57)%
Research and development tax credits	(55,849)	(49)%
Tax effect of preferential tax treatments	(15,730)	(14)%
Share-based payment awards	5,188	5%
Others	1,138	1%
Effective tax rate	16,589	15%

No income tax was paid in jurisdictions outside mainland China for the year ended December 31, 2025.

9. Taxation (Continued)

(c) Deferred tax assets

The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets as of December 31, 2024 and 2025:

	As of December 31,
	2024	2025
	RMB	RMB
Deferred tax assets
Net operating tax loss carry forwards	627,006	598,942
Accrued expenses	418,520	472,646
Others	23,297	29,461
Less: valuation allowances	(1,068,823)	(1,092,091)
Total deferred tax assets, net	—	8,958

The following table sets forth the movement of the valuation allowances for deferred tax assets for the periods presented:

	For the year ended December 31,
	2024	2025
	RMB	RMB
Balance as of January 1	1,116,479	1,068,823
Changes in valuation allowances	(47,656)	23,268
Balance as of December 31	1,068,823	1,092,091

The tax losses of the Group expire over different time intervals depending on local jurisdiction. The tax losses in the PRC can be carried forward for five years to offset future taxable income, and the period is extended to ten years for entities qualified as HNTE. Tax losses in Hong Kong and Singapore can be carried forward with no expiration date. As of December 31, 2025, certain entities of the Group had net operating tax losses carry forwards as follows:

RMB
Loss expiring in 2026	165,825
Loss expiring in 2027	231,236
Loss expiring in 2028	523,673
Loss expiring in 2029	435,170
Loss expiring in 2030	850,975
Loss expiring in 2031	485,722
Loss expiring in 2032	196,741
Loss expiring in 2033	440,466
Loss expiring in 2034	128,679
Loss expiring in 2035 and thereafter	105,488
3,563,975

9. Taxation (Continued)

(d) Withholding income tax

The EIT Law also imposes a withholding income tax of 10% on dividends distributed by a Foreign Invested Enterprises (“FIE”) to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. Such withholding income tax was exempted under the previous EIT Law, which was effective before January 1, 2018. The Cayman Islands, where the Company incorporated, does not have such tax treaty with China. According to the Arrangement between Mainland China and the Hong Kong Special Administrative Region for the Avoidance of Double Taxation and the Prevention of Fiscal Evasion with respect to Taxes on Income (“Mainland China and Hong Kong Tax Arrangement”) in August 2006, dividends paid by a FIE in China to its immediate holding company in Hong Kong will be subject to withholding tax at a rate that may be lowered to 5% (if the foreign investor owns directly at least 25% of the shares of the FIE). However, if any of the Hong Kong subsidiaries is determined by the State Taxation Administration (“STA”) to not be a beneficial owner for purposes of the Mainland China and Hong Kong Tax Arrangement, any dividends paid to it by any of the China mainland subsidiaries would be subject to the regular withholding tax rate of 10%.

To the extent that subsidiaries and VIEs of the Group have undistributed earnings, the Group will accrue appropriate expected withholding tax associated with repatriation of such undistributed earnings. As of December 31, 2024 and 2025, the Group did not record any withholding tax as the most of PRC entities were still in accumulated deficit position.